AST J.P. MORGAN TACTICAL PRESERVATION PORTFOLIO
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
	Shares	Value
Long-Term Investments — 83.2%
Affiliated Mutual Fund — 46.0%
AST J.P. Morgan Fixed Income Central Portfolio* (cost $2,072,985,182)(wd)	204,232,656	$2,109,723,337
Common Stocks — 34.0%
Aerospace & Defense — 0.4%
Airbus SE (France)	70,471	9,412,637
General Dynamics Corp.	3,587	818,589
Northrop Grumman Corp.	1,187	548,062
Raytheon Technologies Corp.	12,290	1,203,560
Safran SA (France)	50,046	7,408,643
Woodward, Inc.	2,937	285,976
		19,677,467
Air Freight & Logistics — 0.4%
FedEx Corp.	3,905	892,254
United Parcel Service, Inc. (Class B Stock)(a)	85,678	16,620,675
		17,512,929
Automobile Components — 0.1%
Cie Generale des Etablissements Michelin SCA (France)	115,291	3,524,248
HL Mando Co. Ltd. (South Korea)	14,918	528,335
LCI Industries(a)	6,880	755,906
		4,808,489
Automobiles — 0.3%
Kia Corp. (South Korea)	11,204	699,220
Stellantis NV	389,160	7,077,373
Tesla, Inc.*	36,386	7,548,640
XPeng, Inc. (China) (Class A Stock)*	71,306	395,808
		15,721,041
Banks — 2.4%
Banco Santander Chile (Chile)	7,771,368	344,699
Bank Central Asia Tbk PT (Indonesia)	12,353,200	7,227,167
Bank of America Corp.	628,596	17,977,846
Bank Rakyat Indonesia Persero Tbk PT (Indonesia)	3,970,672	1,258,119
Capitec Bank Holdings Ltd. (South Africa)	6,493	616,121
China Construction Bank Corp. (China) (Class H Stock)	3,175,000	2,054,844
China Merchants Bank Co. Ltd. (China) (Class H Stock)	265,000	1,345,675
Citigroup, Inc.	11,681	547,722
Citizens Financial Group, Inc.	31,497	956,564
Commerce Bancshares, Inc.	13,751	802,371
Credicorp Ltd. (Peru)	7,123	943,014
Cullen/Frost Bankers, Inc.(a)	10,804	1,138,093
DBS Group Holdings Ltd. (Singapore)	315,800	7,851,338
First Citizens BancShares, Inc. (Class A Stock)	518	504,066
First Interstate BancSystem, Inc. (Class A Stock)(a)	24,772	739,692
Grupo Financiero Banorte SAB de CV (Mexico) (Class O Stock)	215,861	1,817,449
	Shares	Value
Common Stocks (continued)
Banks (cont’d.)
HDFC Bank Ltd. (India)	70,193	$1,380,615
HDFC Bank Ltd. (India), ADR	125,856	8,390,819
ICICI Bank Ltd. (India)	65,121	695,912
Itau Unibanco Holding SA (Brazil), ADR(a)	163,820	797,803
KB Financial Group, Inc. (South Korea)	32,193	1,175,759
KBC Group NV (Belgium)	91,399	6,280,096
Kotak Mahindra Bank Ltd. (India)	27,637	584,159
Lloyds Banking Group PLC (United Kingdom)	5,071,836	2,981,979
M&T Bank Corp.	14,732	1,761,505
Mitsubishi UFJ Financial Group, Inc. (Japan)	502,300	3,219,074
Nordea Bank Abp (Finland)	403,064	4,304,036
NU Holdings Ltd. (Brazil) (Class A Stock)*	98,147	467,180
OTP Bank Nyrt (Hungary)	16,153	461,160
PNC Financial Services Group, Inc. (The)	10,619	1,349,675
Saudi National Bank (The) (Saudi Arabia)	76,470	936,432
SCB X PCL (Thailand), NVDR	259,000	778,178
ServisFirst Bancshares, Inc.(a)	15,928	870,147
TCS Group Holding PLC (Russia), GDR*^	5,848	1
Toronto-Dominion Bank (The) (Canada)	301,509	18,059,307
Truist Financial Corp.	93,983	3,204,820
U.S. Bancorp	96,963	3,495,516
Wells Fargo & Co.	51,847	1,938,041
Wintrust Financial Corp.	15,356	1,120,220
		110,377,214
Beverages — 0.7%
Budweiser Brewing Co. APAC Ltd. (China), 144A	288,400	877,696
Coca-Cola Co. (The)	312,239	19,368,185
Constellation Brands, Inc. (Class A Stock)	3,056	690,320
Diageo PLC (United Kingdom)	165,663	7,393,486
Keurig Dr. Pepper, Inc.	17,918	632,147
Wuliangye Yibin Co. Ltd. (China) (Class A Stock)	30,500	871,245
		29,833,079
Biotechnology — 0.9%
AbbVie, Inc.	148,034	23,592,179
Alnylam Pharmaceuticals, Inc.*	4,375	876,400
Amgen, Inc.	2,885	697,449
Celltrion, Inc. (South Korea)	86	9,959
Exact Sciences Corp.*	13,520	916,791
Natera, Inc.*	8,714	483,801
Regeneron Pharmaceuticals, Inc.*	18,018	14,804,850
Sinovac Biotech Ltd. (China)*^	3,000	19,513
Vertex Pharmaceuticals, Inc.*	2,071	652,510
		42,053,452
A1

AST J.P. MORGAN TACTICAL PRESERVATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
	Shares	Value
Common Stocks (continued)
Broadline Retail — 1.1%
Alibaba Group Holding Ltd. (China)*	213,472	$2,703,729
Amazon.com, Inc.*	436,719	45,108,706
JD.com, Inc. (China) (Class A Stock)	58,008	1,266,674
MYT Holding LLC (Class B Stock)*^	93,730	71,778
		49,150,887
Building Products — 0.3%
Carlisle Cos., Inc.	2,568	580,548
Fortune Brands Innovations, Inc.(a)	34,527	2,027,771
Hayward Holdings, Inc.*(a)	92,745	1,086,971
Lennox International, Inc.	4,640	1,165,939
Simpson Manufacturing Co., Inc.	10,546	1,156,263
Trane Technologies PLC	29,817	5,485,732
		11,503,224
Capital Markets — 1.3%
3i Group PLC (United Kingdom)	140,302	2,924,386
B3 SA - Brasil Bolsa Balcao (Brazil)	196,391	400,264
Blackstone, Inc.	13,984	1,228,355
Cboe Global Markets, Inc.	10,926	1,466,706
Charles Schwab Corp. (The)	94,651	4,957,819
CME Group, Inc.	96,865	18,551,585
Deutsche Boerse AG (Germany)	17,960	3,496,995
Evercore, Inc. (Class A Stock)	10,274	1,185,414
FactSet Research Systems, Inc.	3,259	1,352,778
Focus Financial Partners, Inc. (Class A Stock)*	14,417	747,810
Hong Kong Exchanges & Clearing Ltd. (Hong Kong)	88,535	3,924,290
LPL Financial Holdings, Inc.	7,098	1,436,635
Moelis & Co. (Class A Stock)	22,576	867,821
Morgan Stanley	20,050	1,760,390
Morningstar, Inc.	6,229	1,264,674
Northern Trust Corp.	7,254	639,295
S&P Global, Inc.	33,567	11,572,895
StepStone Group, Inc. (Class A Stock)	44,660	1,083,898
T. Rowe Price Group, Inc.(a)	4,564	515,276
		59,377,286
Chemicals — 0.9%
Aarti Industries Ltd. (India)	34,772	219,834
Air Liquide SA (France)	19,506	3,265,085
Axalta Coating Systems Ltd.*	60,041	1,818,642
Dow, Inc.	145,218	7,960,851
LG Chem Ltd. (South Korea)	3,392	1,862,866
Linde PLC	18,165	6,384,751
Perimeter Solutions SA*	83,829	677,338
Saudi Basic Industries Corp. (Saudi Arabia)	29,122	702,759
Shin-Etsu Chemical Co. Ltd. (Japan)	534,000	17,334,200
Skshu Paint Co. Ltd. (China) (Class A Stock)*	40,200	680,842
Wanhua Chemical Group Co. Ltd. (China) (Class A Stock)	54,500	759,472
		41,666,640
	Shares	Value
Common Stocks (continued)
Commercial Services & Supplies — 0.2%
Copart, Inc.*	20,776	$1,562,563
Driven Brands Holdings, Inc.*	45,501	1,379,135
MSA Safety, Inc.	11,909	1,589,852
Ritchie Bros. Auctioneers, Inc. (Canada)	16,086	905,481
SAL TopCo LLC*^	15,668	39,170
Stericycle, Inc.*	24,216	1,056,060
Waste Connections, Inc.	11,207	1,558,557
		8,090,818
Communications Equipment — 0.0%
Accton Technology Corp. (Taiwan)	70,000	735,709
Arista Networks, Inc.*	3,285	551,420
Cisco Systems, Inc.	10,515	549,672
CommScope Holding Co., Inc.*	21,302	135,694
		1,972,495
Construction & Engineering — 0.6%
AECOM	7,511	633,328
Quanta Services, Inc.(a)	12,766	2,127,326
Vinci SA (France)	204,707	23,468,109
WillScot Mobile Mini Holdings Corp.*	38,039	1,783,268
		28,012,031
Construction Materials — 0.0%
Martin Marietta Materials, Inc.	3,296	1,170,278
Vulcan Materials Co.	1,938	332,483
		1,502,761
Consumer Finance — 0.1%
American Express Co.	4,834	797,368
Capital One Financial Corp.	21,458	2,063,401
Shriram Finance Ltd. (India)	74,706	1,148,468
		4,009,237
Consumer Staples Distribution & Retail — 0.4%
Albertson’s Cos., Inc. (Class A Stock)	26,021	540,717
Alimentation Couche-Tard, Inc. (Canada)	109,929	5,526,952
Bid Corp. Ltd. (South Africa)	33,315	745,677
BJ’s Wholesale Club Holdings, Inc.*	18,191	1,383,789
Casey’s General Stores, Inc.	4,587	992,902
Clicks Group Ltd. (South Africa)	44,548	640,833
Dino Polska SA (Poland), 144A*	10,637	966,163
Dollar General Corp.	1,711	360,097
Performance Food Group Co.*	26,704	1,611,319
Raia Drogasil SA (Brazil)	159,541	767,731
Sysco Corp.	5,930	457,974
Target Corp.	2,799	463,598
Wal-Mart de Mexico SAB de CV (Mexico)	1,191,858	4,762,141
		19,219,893
Containers & Packaging — 0.1%
AptarGroup, Inc.	12,026	1,421,353
Crown Holdings, Inc.	13,105	1,083,914
Packaging Corp. of America	7,420	1,030,119

A2

AST J.P. MORGAN TACTICAL PRESERVATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
	Shares	Value
Common Stocks (continued)
Containers & Packaging (cont’d.)
Westrock Co.	13,876	$422,802
		3,958,188
Distributors — 0.1%
LKQ Corp.	22,526	1,278,576
Pool Corp.(a)	4,872	1,668,367
		2,946,943
Diversified Consumer Services — 0.0%
Bright Horizons Family Solutions, Inc.*	17,597	1,354,793
China Yuhua Education Corp. Ltd. (China), 144A*	14,000	2,359
		1,357,152
Diversified Telecommunication Services — 0.3%
Deutsche Telekom AG (Germany)	144,803	3,508,909
Frontier Communications Parent, Inc.*	1	23
Hellenic Telecommunications Organization SA (Greece)	34,312	502,527
Nippon Telegraph & Telephone Corp. (Japan)	158,700	4,742,391
Telkom Indonesia Persero Tbk PT (Indonesia)	13,233,200	3,593,383
Verizon Communications, Inc.	32,228	1,253,347
Windstream Holdings, Inc.*^	386	2,895
		13,603,475
Electric Utilities — 0.5%
American Electric Power Co., Inc.	5,142	467,870
Edison International	8,381	591,615
Entergy Corp.	4,482	482,891
Iberdrola SA (Spain)	592,018	7,375,246
NextEra Energy, Inc.	138,315	10,661,320
PG&E Corp.*	45,263	731,903
Transmissora Alianca de Energia Eletrica SA (Brazil), UTS	80,133	550,668
Xcel Energy, Inc.	12,437	838,751
		21,700,264
Electrical Equipment — 0.4%
AMETEK, Inc.	9,101	1,322,648
Eaton Corp. PLC	22,857	3,916,318
Generac Holdings, Inc.*(a)	7,805	843,018
Hubbell, Inc.	4,060	987,839
Legrand SA (France)	56,410	5,154,313
Schneider Electric SE	23,736	3,966,853
Shanghai Liangxin Electrical Co. Ltd. (China) (Class A Stock)	268,780	499,074
		16,690,063
Electronic Equipment, Instruments & Components — 0.4%
Cognex Corp.	23,765	1,177,556
Jabil, Inc.	7,582	668,429
Jade Bird Fire Co. Ltd. (China) (Class A Stock)	137,415	534,558
Keyence Corp. (Japan)	23,372	11,454,822
Keysight Technologies, Inc.*	3,384	546,448
	Shares	Value
Common Stocks (continued)
Electronic Equipment, Instruments & Components (cont’d.)
Largan Precision Co. Ltd. (Taiwan)	9,000	$645,248
TD SYNNEX Corp.	5,747	556,252
Zebra Technologies Corp. (Class A Stock)*	2,623	834,114
		16,417,427
Energy Equipment & Services — 0.1%
Baker Hughes Co.	195,556	5,643,746
TechnipFMC PLC (United Kingdom)*	43,171	589,284
		6,233,030
Entertainment — 0.1%
iQIYI, Inc. (China), ADR*	46,631	339,474
JYP Entertainment Corp. (South Korea)	13,474	805,255
NetEase, Inc. (China)	62,500	1,103,305
		2,248,034
Financial Services — 1.0%
Berkshire Hathaway, Inc. (Class B Stock)*	8,960	2,766,579
Chailease Holding Co. Ltd. (Taiwan)	85,331	627,555
FirstRand Ltd. (South Africa)	263,580	893,378
FleetCor Technologies, Inc.*	3,659	771,500
Housing Development Finance Corp. Ltd. (India)	426,296	13,670,490
Jack Henry & Associates, Inc.(a)	7,852	1,183,453
Mastercard, Inc. (Class A Stock)	64,893	23,582,765
MGIC Investment Corp.	32,284	433,251
WEX, Inc.*	8,768	1,612,348
		45,541,319
Food Products — 0.4%
Angel Yeast Co. Ltd. (China) (Class A Stock)	68,200	414,120
Britannia Industries Ltd. (India)	14,826	781,484
Chongqing Fuling Zhacai Group Co. Ltd. (China) (Class A Stock)	101,300	373,315
Foshan Haitian Flavouring & Food Co. Ltd. (China) (Class A Stock)	63,292	704,752
Inner Mongolia Yili Industrial Group Co. Ltd. (China) (Class A Stock)	182,400	771,447
Kraft Heinz Co. (The)	25,815	998,266
Lamb Weston Holdings, Inc.	12,636	1,320,715
Nestle SA	108,708	13,254,828
Post Holdings, Inc.*	9,486	852,507
		19,471,434
Gas Utilities — 0.0%
Atmos Energy Corp.(a)	11,819	1,327,983
Ground Transportation — 0.8%
Canadian National Railway Co. (Canada)	70,852	8,360,169
Knight-Swift Transportation Holdings, Inc.	18,138	1,026,248
Landstar System, Inc.	6,289	1,127,366
Localiza Rent a Car SA (Brazil)	62,400	655,585

A3

AST J.P. MORGAN TACTICAL PRESERVATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
	Shares	Value
Common Stocks (continued)
Ground Transportation (cont’d.)
Lyft, Inc. (Class A Stock)*	29,758	$275,857
Norfolk Southern Corp.	1,249	264,788
Old Dominion Freight Line, Inc.	1,684	573,975
Uber Technologies, Inc.*	497,164	15,760,099
Union Pacific Corp.	50,302	10,123,780
		38,167,867
Health Care Equipment & Supplies — 0.9%
Boston Scientific Corp.*	139,783	6,993,343
Coloplast A/S (Denmark) (Class B Stock)	31,601	4,160,819
Cooper Cos., Inc. (The)	2,892	1,079,757
Dexcom, Inc.*	9,258	1,075,594
Envista Holdings Corp.*	13,295	543,500
Hoya Corp. (Japan)	134,700	14,886,012
ICU Medical, Inc.*(a)	5,826	961,057
Insulet Corp.*(a)	2,725	869,166
Intuitive Surgical, Inc.*	27,807	7,103,854
Medtronic PLC	5,989	482,833
QuidelOrtho Corp.*(a)	10,462	932,060
Shenzhen Mindray Bio-Medical Electronics Co. Ltd. (China) (Class A Stock)	13,200	598,808
STERIS PLC	7,688	1,470,561
Zimmer Biomet Holdings, Inc.	4,174	539,281
		41,696,645
Health Care Providers & Services — 0.8%
AmerisourceBergen Corp.	8,995	1,440,189
Apollo Hospitals Enterprise Ltd. (India)	14,180	745,736
Chemed Corp.	2,458	1,321,790
Cigna Group (The)	2,153	550,156
CVS Health Corp.	10,871	807,824
Encompass Health Corp.	25,795	1,395,510
HCA Healthcare, Inc.	3,838	1,012,004
HealthEquity, Inc.*	20,600	1,209,426
Laboratory Corp. of America Holdings	3,501	803,199
Molina Healthcare, Inc.*	5,007	1,339,322
NMC Health PLC (United Arab Emirates)*^	411	—
UnitedHealth Group, Inc.	59,671	28,199,918
		38,825,074
Health Care REITs — 0.0%
Welltower, Inc.	4,951	354,937
Health Care Technology — 0.0%
Certara, Inc.*(a)	37,783	910,948
Definitive Healthcare Corp.*(a)	47,126	486,812
		1,397,760
Hotel & Resort REITs — 0.0%
Apple Hospitality REIT, Inc.	27,496	426,738
Ryman Hospitality Properties, Inc.(a)	8,551	767,281
		1,194,019
Hotels, Restaurants & Leisure — 1.3%
Booking Holdings, Inc.*	5,553	14,728,833
	Shares	Value
Common Stocks (continued)
Hotels, Restaurants & Leisure (cont’d.)
H World Group Ltd. (China)*	134,600	$658,862
Hilton Worldwide Holdings, Inc.	8,458	1,191,478
Jiumaojiu International Holdings Ltd. (China), 144A	188,000	446,935
Marriott International, Inc. (Class A Stock)	99,970	16,599,019
McDonald’s Corp.	26,897	7,520,670
Meituan (China) (Class B Stock), 144A*	111,450	2,021,950
Planet Fitness, Inc. (Class A Stock)*	15,723	1,221,205
Sands China Ltd. (Macau)*	156,000	541,943
Texas Roadhouse, Inc.	4,190	452,771
Vail Resorts, Inc.	5,900	1,378,712
Wendy’s Co. (The)(a)	54,994	1,197,769
Yum! Brands, Inc.	71,787	9,481,627
		57,441,774
Household Durables — 0.2%
Garmin Ltd.	6,267	632,466
Haier Smart Home Co. Ltd. (China) (Class H Stock)	366,200	1,146,673
Midea Group Co. Ltd. (China) (Class A Stock)	11,493	89,914
Mohawk Industries, Inc.*	6,572	658,646
Newell Brands, Inc.(a)	41,759	519,482
Sony Group Corp. (Japan)	69,463	6,326,925
		9,374,106
Household Products — 0.1%
Energizer Holdings, Inc.(a)	13,989	485,418
Procter & Gamble Co. (The)	7,747	1,151,902
Reynolds Consumer Products, Inc.(a)	31,982	879,505
		2,516,825
Independent Power & Renewable Electricity Producers — 0.4%
ACEN Corp. (Philippines)	9,030	1,022
RWE AG (Germany)	385,748	16,598,114
Vistra Corp.	61	1,464
		16,600,600
Industrial Conglomerates — 0.0%
Honeywell International, Inc.	4,047	773,463
Industrial REITs — 0.4%
EastGroup Properties, Inc.	10,494	1,734,868
Prologis, Inc.	127,727	15,936,498
		17,671,366
Insurance — 1.0%
AIA Group Ltd. (Hong Kong)	1,286,274	13,489,616
Allianz SE (Germany)	36,736	8,479,994
Chubb Ltd.	4,356	845,848
CNA Financial Corp.	8,140	317,704
Fairfax Financial Holdings Ltd. (Canada)	1,235	821,424
Hartford Financial Services Group, Inc. (The)	8,191	570,831

A4

AST J.P. MORGAN TACTICAL PRESERVATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
	Shares	Value
Common Stocks (continued)
Insurance (cont’d.)
HDFC Life Insurance Co. Ltd. (India), 144A	111,445	$677,718
ICICI Prudential Life Insurance Co. Ltd. (India), 144A	48,535	257,910
Kinsale Capital Group, Inc.	3,926	1,178,389
Loews Corp.	30,217	1,753,190
Ping An Insurance Group Co. of China Ltd. (China) (Class H Stock)	214,000	1,384,412
Progressive Corp. (The)	48,346	6,916,379
Prudential PLC (Hong Kong)	67,690	926,787
RLI Corp.(a)	8,736	1,161,102
Sanlam Ltd. (South Africa)	161,912	513,828
Tokio Marine Holdings, Inc. (Japan)	171,200	3,294,737
Travelers Cos., Inc. (The)	6,105	1,046,458
		43,636,327
Interactive Media & Services — 0.9%
Alphabet, Inc. (Class C Stock)*	50,992	5,303,168
IAC, Inc.*	12,056	622,090
Kanzhun Ltd. (China), ADR*	21,437	407,946
Meta Platforms, Inc. (Class A Stock)*	103,959	22,033,070
NAVER Corp. (South Korea)	3,729	584,301
Tencent Holdings Ltd. (China)	293,700	14,352,920
		43,303,495
IT Services — 0.2%
Capgemini SE (France)	24,061	4,471,389
EPAM Systems, Inc.*	1,815	542,685
Globant SA*	695	113,987
Infosys Ltd. (India)	121,971	2,132,436
International Business Machines Corp.	4,382	574,436
MongoDB, Inc.*(a)	4,213	982,135
		8,817,068
Leisure Products — 0.0%
Brunswick Corp.	17,259	1,415,238
Life Sciences Tools & Services — 0.1%
Mettler-Toledo International, Inc.*	426	651,870
Syneos Health, Inc.*	19,023	677,599
Thermo Fisher Scientific, Inc.	2,290	1,319,887
West Pharmaceutical Services, Inc.	4,457	1,544,217
WuXi AppTec Co. Ltd. (China) (Class H Stock), 144A	55,500	581,241
Wuxi Biologics Cayman, Inc. (China), 144A*	86,000	529,929
		5,304,743
Machinery — 1.2%
Atlas Copco AB (Sweden) (Class A Stock)	358,000	4,535,268
Deere & Co.	39,400	16,267,472
Douglas Dynamics, Inc.	19,651	626,670
Dover Corp.	7,961	1,209,594
FANUC Corp. (Japan)	143,500	5,182,099
Han’s Laser Technology Industry Group Co. Ltd. (China) (Class A Stock)	127,267	561,674
Hillman Solutions Corp.*	95,042	800,254
	Shares	Value
Common Stocks (continued)
Machinery (cont’d.)
IDEX Corp.	3,597	$831,015
Ingersoll Rand, Inc.	17,119	995,983
ITT, Inc.	3,949	340,799
Jiangsu Hengli Hydraulic Co. Ltd. (China) (Class A Stock)	54,800	528,174
Lincoln Electric Holdings, Inc.(a)	8,537	1,443,607
Middleby Corp. (The)*	3,550	520,465
Nordson Corp.	5,620	1,249,101
RBC Bearings, Inc.*(a)	5,071	1,180,174
Techtronic Industries Co. Ltd. (Hong Kong)	42,500	460,492
Timken Co. (The)	6,080	496,858
Toro Co. (The)	16,906	1,879,271
Volvo AB (Sweden) (Class B Stock)(a)	717,590	14,787,128
		53,896,098
Media — 0.2%
Charter Communications, Inc. (Class A Stock)*(a)	20,258	7,244,463
Liberty Broadband Corp. (Class C Stock)*	9,017	736,689
Liberty Media Corp.-Liberty SiriusXM (Class C Stock)*	22,647	633,890
Nexstar Media Group, Inc.	1,912	330,126
Trade Desk, Inc. (The) (Class A Stock)*	16,968	1,033,521
		9,978,689
Metals & Mining — 0.5%
Anglo American PLC (South Africa)	131,069	4,359,553
AngloGold Ashanti Ltd. (Australia)	12,704	309,404
AngloGold Ashanti Ltd. (Australia), ADR	3,053	73,852
Baoshan Iron & Steel Co. Ltd. (China) (Class A Stock)	915,300	830,961
BHP Group Ltd. (Australia) (XASX)	242,403	7,663,311
BHP Group Ltd. (Australia) (XJSE)	630	20,011
Freeport-McMoRan, Inc.	19,008	777,617
Rio Tinto PLC (Australia)	90,648	6,153,004
Severstal PAO (Russia), GDR*^	17,534	2
Zijin Mining Group Co. Ltd. (China) (Class H Stock)	396,000	660,671
		20,848,386
Multi-Utilities — 0.0%
Public Service Enterprise Group, Inc.	7,983	498,538
Office REITs — 0.0%
JBG SMITH Properties	17,682	266,291
Oil, Gas & Consumable Fuels — 1.6%
BP PLC (United Kingdom)	2,159,833	13,651,278
Cheniere Energy, Inc.	6,210	978,696
Chesapeake Energy Corp.	106	8,060
Chevron Corp.	94,825	15,471,647
ConocoPhillips	110,080	10,921,037
Coterra Energy, Inc.	18,419	452,002
DT Midstream, Inc.	14,956	738,378
EOG Resources, Inc.	18,038	2,067,696
Kinder Morgan, Inc.(a)	61,203	1,071,665

A5

AST J.P. MORGAN TACTICAL PRESERVATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
	Shares	Value
Common Stocks (continued)
Oil, Gas & Consumable Fuels (cont’d.)
Petronet LNG Ltd. (India)	207,715	$579,463
Phillips 66	9,129	925,498
PTT Exploration & Production PCL (Thailand)	147,700	649,041
Reliance Industries Ltd. (India)	50,625	1,439,501
Shell PLC (Netherlands)	440,562	12,555,401
S-Oil Corp. (South Korea)	8,164	502,889
Thai Oil PCL (Thailand)	632,385	971,761
TotalEnergies SE (France)	127,847	7,538,335
Williams Cos., Inc. (The)	31,387	937,216
Woodside Energy Group Ltd. (Australia)	133,895	2,991,235
		74,450,799
Passenger Airlines — 0.0%
Alaska Air Group, Inc.*	15,761	661,332
Wizz Air Holdings PLC (Switzerland), 144A*	9,818	360,543
		1,021,875
Personal Care Products — 0.2%
BellRing Brands, Inc.*	12,041	409,394
Estee Lauder Cos., Inc. (The) (Class A Stock)	3,536	871,483
Hindustan Unilever Ltd. (India)	38,342	1,197,394
L’Oreal SA (France)	10,757	4,806,687
		7,284,958
Pharmaceuticals — 1.5%
AstraZeneca PLC (United Kingdom)	141,274	19,574,127
Bristol-Myers Squibb Co.	267,742	18,557,198
Catalent, Inc.*	20,208	1,327,868
Elanco Animal Health, Inc.*	29,076	273,314
Eli Lilly & Co.	2,343	804,633
Johnson & Johnson	10,162	1,575,110
Merck & Co., Inc.	6,831	726,750
Novo Nordisk A/S (Denmark) (Class B Stock)	118,732	18,857,181
Roche Holding AG	20,805	5,944,875
Royalty Pharma PLC (Class A Stock)	21,625	779,149
		68,420,205
Professional Services — 0.3%
Broadridge Financial Solutions, Inc.	6,732	986,709
Equifax, Inc.	3,466	703,043
First Advantage Corp.*	64,504	900,476
Genpact Ltd.	9,478	438,073
Leidos Holdings, Inc.	5,687	523,545
RELX PLC (United Kingdom)	227,817	7,378,566
SS&C Technologies Holdings, Inc.	19,650	1,109,636
TransUnion(a)	23,147	1,438,355
		13,478,403
Real Estate Management & Development — 0.1%
CBRE Group, Inc. (Class A Stock)*	11,461	834,475
China Aoyuan Group Ltd. (China)*^	95,000	5,618
	Shares	Value
Common Stocks (continued)
Real Estate Management & Development (cont’d.)
China Merchants Shekou Industrial Zone Holdings Co. Ltd. (China) (Class A Stock)	23,324	$46,091
China Resources Land Ltd. (China)	134,000	610,214
Cushman & Wakefield PLC*	89,318	941,412
Shanghai SMI Holding Co. Ltd. (China) (Class A Stock)	3,900	2,208
Shenzhen New Nanshan Holding Group Co. Ltd. (China) (Class A Stock)	20,522	10,055
Shimao Group Holdings Ltd. (China)*^	31,000	6,802
Sunac China Holdings Ltd. (China)*^	272,000	61,414
		2,518,289
Residential REITs — 0.1%
American Homes 4 Rent (Class A Stock)	24,843	781,312
Mid-America Apartment Communities, Inc.	13,311	2,010,493
Sun Communities, Inc.	27,003	3,804,183
		6,595,988
Retail REITs — 0.1%
Brixmor Property Group, Inc.	33,102	712,355
Federal Realty Investment Trust	6,273	619,961
Kimco Realty Corp.	52,574	1,026,770
National Retail Properties, Inc.	22,542	995,229
		3,354,315
Semiconductors & Semiconductor Equipment — 2.8%
Advanced Micro Devices, Inc.*	90,907	8,909,795
Allegro MicroSystems, Inc. (Japan)*(a)	23,350	1,120,566
Analog Devices, Inc.	68,939	13,596,150
ASE Technology Holding Co. Ltd. (Taiwan)	144,000	534,393
ASML Holding NV (Netherlands)	29,740	20,266,268
ASPEED Technology, Inc. (Taiwan)	9,000	785,489
eMemory Technology, Inc. (Taiwan)	5,000	307,790
Entegris, Inc.	19,686	1,614,449
Lam Research Corp.	1,650	874,698
LONGi Green Energy Technology Co. Ltd. (China) (Class A Stock)	61,300	360,644
Marvell Technology, Inc.	13,719	594,033
NVIDIA Corp.	17,183	4,772,922
NXP Semiconductors NV (China)	111,370	20,767,721
Power Integrations, Inc.(a)	17,632	1,492,372
QUALCOMM, Inc.	9,889	1,261,639
Realtek Semiconductor Corp. (Taiwan)	65,000	829,684
Silergy Corp. (China)	33,000	523,927
SK Hynix, Inc. (South Korea)	20,841	1,426,253
SolarEdge Technologies, Inc.*	3,450	1,048,628
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan)	563,000	9,866,362
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan), ADR	309,945	28,831,084
Teradyne, Inc.(a)	67,001	7,203,278
Texas Instruments, Inc.	6,196	1,152,518

A6

AST J.P. MORGAN TACTICAL PRESERVATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
	Shares	Value
Common Stocks (continued)
Semiconductors & Semiconductor Equipment (cont’d.)
Wolfspeed, Inc.*(a)	5,407	$351,185
Zhejiang Jingsheng Mechanical & Electrical Co. Ltd. (China) (Class A Stock)	46,500	443,341
		128,935,189
Software — 2.1%
Black Knight, Inc.*	21,881	1,259,470
Cadence Design Systems, Inc.*	3,226	677,750
Clearwater Analytics Holdings, Inc. (Class A Stock)*(a)	58,906	940,140
Confluent, Inc. (Class A Stock)*(a)	28,948	696,778
Crowdstrike Holdings, Inc. (Class A Stock)*	4,492	616,572
Envestnet, Inc.*(a)	15,145	888,557
Guidewire Software, Inc.*	13,297	1,091,019
HashiCorp, Inc. (Class A Stock)*(a)	14,543	425,964
HubSpot, Inc.*	2,107	903,376
Hundsun Technologies, Inc. (China) (Class A Stock)	68,200	528,420
Intuit, Inc.	35,344	15,757,416
Kingdee International Software Group Co. Ltd. (China)*	216,000	348,921
Manhattan Associates, Inc.*	8,289	1,283,552
Microsoft Corp.	220,378	63,534,977
nCino, Inc.*(a)	28,945	717,257
Oracle Corp.	7,089	658,710
Palo Alto Networks, Inc.*	8,615	1,720,760
Q2 Holdings, Inc.*	21,292	524,209
ServiceNow, Inc.*	2,754	1,279,839
Synopsys, Inc.*	1,672	645,810
Tyler Technologies, Inc.*	3,934	1,395,154
Workday, Inc. (Class A Stock)*	3,859	797,038
Zoom Video Communications, Inc. (Class A Stock)*(a)	8,863	654,444
		97,346,133
Specialized REITs — 0.1%
CubeSmart(a)	28,772	1,329,842
Lamar Advertising Co. (Class A Stock)	6,515	650,783
Outfront Media, Inc.	62,797	1,019,195
Public Storage	3,032	916,089
Rayonier, Inc.(a)	21,820	725,733
Weyerhaeuser Co.	40,311	1,214,571
		5,856,213
Specialty Retail — 0.4%
AutoZone, Inc.*	516	1,268,405
Bath & Body Works, Inc.	14,237	520,789
Best Buy Co., Inc.	5,363	419,762
Burlington Stores, Inc.*	9,376	1,894,890
Claire’s Private Placement*^	406	121,800
Dick’s Sporting Goods, Inc.(a)	4,571	648,579
Home Depot, Inc. (The)	2,078	613,259
Lojas Renner SA (Brazil)	220,230	721,289
Lowe’s Cos., Inc.	8,878	1,775,334
Murphy USA, Inc.	1,839	474,554
	Shares	Value
Common Stocks (continued)
Specialty Retail (cont’d.)
Ross Stores, Inc.	102,636	$10,892,759
Tractor Supply Co.	3,941	926,293
		20,277,713
Technology Hardware, Storage & Peripherals — 1.1%
Advantech Co. Ltd. (Taiwan)	52,198	638,581
Apple, Inc.	194,688	32,104,051
Goodman Networks, Inc.*^	3,993	1
Samsung Electronics Co. Ltd. (South Korea)	322,997	15,972,512
Samsung Electronics Co. Ltd. (South Korea), GDR	846	1,045,051
		49,760,196
Textiles, Apparel & Luxury Goods — 0.8%
adidas AG (Germany)	23,117	4,098,009
Carter’s, Inc.(a)	7,654	550,476
Columbia Sportswear Co.	2,966	267,652
Eclat Textile Co. Ltd. (Taiwan)	36,000	587,804
LVMH Moet Hennessy Louis Vuitton SE (France)	30,018	27,553,780
NIKE, Inc. (Class B Stock)	22,158	2,717,457
Ralph Lauren Corp.(a)	6,022	702,587
Shenzhou International Group Holdings Ltd. (China)	76,900	806,693
		37,284,458
Tobacco — 0.0%
ITC Ltd. (India)	146,138	683,763
Philip Morris International, Inc.	8,616	837,906
		1,521,669
Trading Companies & Distributors — 0.1%
Ferguson PLC	34,784	4,598,854
Transportation Infrastructure — 0.1%
Grupo Aeroportuario del Pacifico SAB de CV (Mexico) (Class B Stock)	69,032	1,346,660
Grupo Aeroportuario del Sureste SAB de CV (Mexico) (Class B Stock)	42,700	1,306,118
		2,652,778
Wireless Telecommunication Services — 0.1%
SK Telecom Co. Ltd. (South Korea)	11,885	440,959
TIM SA (Brazil)	220,927	547,474
T-Mobile US, Inc.*	28,921	4,188,917
		5,177,350

Total Common Stocks (cost $1,504,443,473)		1,560,498,949
Preferred Stocks — 0.0%
Metals & Mining — 0.0%
Gerdau SA (Brazil) (PRFC)	82,627	412,446
Oil, Gas & Consumable Fuels — 0.0%
Petroleo Brasileiro SA (Brazil) (PRFC)	154,083	711,370
Specialty Retail — 0.0%
Claire’s Stores, Inc., CVT*^	320	688,000

A7

AST J.P. MORGAN TACTICAL PRESERVATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
	Shares	Value

Preferred Stocks (continued)
Technology Hardware, Storage & Peripherals — 0.0%
Goodman Networks, Inc.*^	4,751	$48
Wireless Telecommunication Services — 0.0%
Ligado Networks LLC (PRFC)	3,262	24,467

Total Preferred Stocks (cost $1,885,932)		1,836,331

	Units
Rights* — 0.0%
Ground Transportation
Localiza Rent a Car SA (Brazil), expiring 05/26/23	279	723
(cost $0)
Warrants* — 0.0%
Broadline Retail
Neiman Marcus Group Ltd. LLC/Neiman Marcus Group LLC/Mariposa Borrower/NMG, expiring 09/24/27^	693	20,790
(cost $7)

Interest Rate	Maturity Date	Principal Amount (000)#
Asset-Backed Securities — 0.0%
Home Equity Loans — 0.0%
GSAA Home Equity Trust,
Series 2007-04, Class A1, 1 Month LIBOR + 0.200% (Cap N/A, Floor 0.200%)
5.045%(c)	03/25/37	15	4,496
Nomura Home Equity Loan, Inc. Home Equity Loan Trust,
Series 2006-HE01, Class M1, 1 Month LIBOR + 0.615% (Cap N/A, Floor 0.615%)
5.460%(c)	02/25/36	3	2,536
Option One Mortgage Loan Trust,
Series 2005-03, Class M2, 1 Month LIBOR + 0.735% (Cap N/A, Floor 0.735%)
5.580%(c)	08/25/35	3	3,013
Residential Asset Securities Trust,
Series 2005-KS02, Class M1, 1 Month LIBOR + 0.430% (Cap N/A, Floor 0.645%)
5.490%(c)	03/25/35	—(r)	78
			10,123
Residential Mortgage-Backed Securities — 0.0%
Ownit Mortgage Loan Trust,
Series 2006-01, Class AV, 1 Month LIBOR + 0.460% (Cap N/A, Floor 0.460%)
5.305%(c)	12/25/35	1	1,420

Total Asset-Backed Securities (cost $16,129)				11,543
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds — 0.9%
Aerospace & Defense — 0.0%
Northrop Grumman Corp.,
Sr. Unsec’d. Notes
3.250%	08/01/23	373	$370,594
Auto Manufacturers — 0.1%
Daimler Truck Finance North America LLC (Germany),
Gtd. Notes, 144A
1.125%	12/14/23	987	958,237
Hyundai Capital America,
Sr. Unsec’d. Notes, 144A, MTN
0.800%	01/08/24	330	318,284
Volkswagen Group of America Finance LLC (Germany),
Gtd. Notes, 144A
0.875%	11/22/23	987	957,882
			2,234,403
Banks — 0.5%
ASB Bank Ltd. (New Zealand),
Sr. Unsec’d. Notes, 144A
3.750%	06/14/23	399	397,954
Bank of America Corp.,
Sr. Unsec’d. Notes, MTN
1.843%(ff)	02/04/25	1,300	1,260,988
Bank of Montreal (Canada),
Sr. Unsec’d. Notes
0.450%	12/08/23(a)	1,480	1,436,987
Bank of New York Mellon Corp. (The),
Sr. Unsec’d. Notes, Series 0012, MTN
3.650%	02/04/24	1,581	1,561,122
Bank of Nova Scotia (The) (Canada),
Sr. Unsec’d. Notes
4.750%	02/02/26	677	672,496
Sr. Unsec’d. Notes, SOFR + 0.260%
5.079%(c)	09/15/23	200	199,734
Banque Federative du Credit Mutuel SA (France),
Sr. Unsec’d. Notes, 144A
3.750%	07/20/23	254	252,279
BPCE SA (France),
Sr. Unsec’d. Notes, 144A
5.029%	01/15/25	636	627,895
Citizens Bank NA,
Sr. Unsec’d. Notes
5.284%(ff)	01/26/26	645	601,262
Credit Agricole SA (France),
Sr. Unsec’d. Notes, 144A
5.568%	02/28/25	1,795	1,794,478
Sr. Unsec’d. Notes, 144A, MTN
3.750%	04/24/23	348	347,615
Fifth Third Bancorp,
Sr. Unsec’d. Notes
3.650%	01/25/24	948	925,174
Goldman Sachs Group, Inc. (The),
Sr. Unsec’d. Notes
1.217%	12/06/23	777	754,134
HSBC Holdings PLC (United Kingdom),
Sr. Unsec’d. Notes
0.732%(ff)	08/17/24	245	239,878

A8

AST J.P. MORGAN TACTICAL PRESERVATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Banks (cont’d.)
Mitsubishi UFJ Financial Group, Inc. (Japan),
Sr. Unsec’d. Notes
0.848%(ff)	09/15/24	450	$439,583
2.527%	09/13/23	1,159	1,144,254
5.719%(ff)	02/20/26	957	958,486
Morgan Stanley,
Sr. Unsec’d. Notes, MTN, SOFR + 0.455%
5.108%(c)	01/25/24	770	767,584
PNC Financial Services Group, Inc. (The),
Sr. Unsec’d. Notes
3.500%	01/23/24	843	827,351
Royal Bank of Canada (Canada),
Sr. Unsec’d. Notes, GMTN, SOFR Index + 0.300%
4.907%(c)	01/19/24	626	621,033
State Street Corp.,
Sr. Unsec’d. Notes
4.857%(ff)	01/26/26	950	944,104
Sumitomo Mitsui Financial Group, Inc. (Japan),
Sr. Unsec’d. Notes
5.464%	01/13/26	405	407,848
Sumitomo Mitsui Trust Bank Ltd. (Japan),
Sr. Unsec’d. Notes, 144A, MTN
5.650%	03/09/26	321	326,111
Svenska Handelsbanken AB (Sweden),
Sr. Unsec’d. Notes, 144A
0.550%	06/11/24	1,239	1,171,955
U.S. Bancorp,
Sr. Unsec’d. Notes
3.375%	02/05/24	2,220	2,180,239
UBS Group AG (Switzerland),
Sr. Unsec’d. Notes, 144A
4.490%(ff)	08/05/25	571	557,646
Wells Fargo & Co.,
Sr. Unsec’d. Notes, MTN
1.654%(ff)	06/02/24	338	335,789
			21,753,979
Chemicals — 0.0%
Chevron Phillips Chemical Co. LLC/Chevron Phillips Chemical Co. LP,
Sr. Unsec’d. Notes, 144A
3.300%	05/01/23	900	898,553
Computers — 0.0%
Hewlett Packard Enterprise Co.,
Sr. Unsec’d. Notes
5.900%	10/01/24	730	739,191
Cosmetics/Personal Care — 0.0%
High Ridge Brands Co.,
Sr. Unsec’d. Notes, 144A
8.875%	03/15/25^(d)	22	—
Diversified Financial Services — 0.1%
Capital One Financial Corp.,
Sr. Unsec’d. Notes
3.900%	01/29/24	1,260	1,236,526
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Diversified Financial Services (cont’d.)
Charles Schwab Corp. (The),
Sr. Unsec’d. Notes
3.550%	02/01/24(a)	1,583	$1,554,171
			2,790,697
Electric — 0.1%
Ausgrid Finance Pty Ltd. (Australia),
Sr. Sec’d. Notes, 144A
3.850%	05/01/23	632	631,240
Commonwealth Edison Co.,
First Mortgage
3.100%	11/01/24	779	760,321
Consolidated Edison, Inc.,
Sr. Unsec’d. Notes, Series A
0.650%	12/01/23	659	639,537
Eversource Energy,
Sr. Unsec’d. Notes, Series N
3.800%	12/01/23(a)	677	669,049
Sr. Unsec’d. Notes, Series T, SOFR Index + 0.250%
4.978%(c)	08/15/23	278	276,788
NextEra Energy Capital Holdings, Inc.,
Gtd. Notes, SOFR Index + 0.400%
5.092%(c)	11/03/23(a)	542	539,474
Public Service Enterprise Group, Inc.,
Sr. Unsec’d. Notes
0.841%	11/08/23	455	442,184
Virginia Electric & Power Co.,
Sr. Unsec’d. Notes
3.450%	02/15/24	636	627,384
			4,585,977
Insurance — 0.0%
Principal Life Global Funding II,
Sec’d. Notes, 144A, SOFR + 0.450%
5.016%(c)	04/12/24	845	839,153
Oil & Gas — 0.0%
Chesapeake Energy Corp.,
Gtd. Notes
5.500%	09/15/26(d)	70	1,138
8.000%	01/15/25(d)	315	5,119
Phillips 66,
Gtd. Notes
0.900%	02/15/24	530	510,656
			516,913
Pipelines — 0.0%
Enbridge, Inc. (Canada),
Gtd. Notes
0.550%	10/04/23(a)	983	958,305
Real Estate Investment Trusts (REITs) — 0.0%
Realty Income Corp.,
Sr. Unsec’d. Notes
4.600%	02/06/24	1,251	1,240,942

A9

AST J.P. MORGAN TACTICAL PRESERVATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Real Estate Investment Trusts (REITs) (cont’d.)
Simon Property Group LP,
Sr. Unsec’d. Notes
3.750%	02/01/24(a)	745	$735,262
			1,976,204
Retail — 0.0%
7-Eleven, Inc.,
Sr. Unsec’d. Notes, 144A
0.800%	02/10/24	1,151	1,102,905
Telecommunications — 0.1%
British Telecommunications PLC (United Kingdom),
Sr. Unsec’d. Notes
4.500%	12/04/23	450	447,004
Deutsche Telekom International Finance BV (Germany),
Gtd. Notes, 144A
2.485%	09/19/23	963	948,928
Vodafone Group PLC (United Kingdom),
Sr. Unsec’d. Notes
3.750%	01/16/24	631	623,990
			2,019,922
Transportation — 0.0%
Norfolk Southern Corp.,
Sr. Unsec’d. Notes
3.850%	01/15/24(a)	945	934,150

Total Corporate Bonds (cost $41,862,795)			41,720,946
Floating Rate and Other Loans — 0.0%
Foods — 0.0%
Moran Foods LLC,
2022 Incremental FLSO Loan (First Lien), 6 Month SOFR + 7.350%
12.210%	12/31/26^	130	104,256
Extended Closing Date Loan (Second Lien), 6 Month SOFR + 9.600%
14.460%	12/31/26	222	156,998
Extended Closing Date Term Loan, 6 Month SOFR + 7.350%
12.210%	06/30/26^	241	216,557
			477,811
Media — 0.0%
Altice Financing SA (Luxembourg),
2022 Dollar Loan, 3 Month SOFR + 5.000%
9.566%(c)	10/29/27	110	108,882
Miscellaneous Manufacturing — 0.0%
FGI Operating Co. LLC,
Exit Term Loan
12.000%	05/16/23^	107	11,650
Retail — 0.0%
Claire’s Stores, Inc.,
Term Loan B, 1 Month LIBOR + 6.500%
11.340%(c)	12/18/26^	459	412,738

Total Floating Rate and Other Loans (cost $1,088,421)			1,011,081
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Residential Mortgage-Backed Securities — 0.0%
Alternative Loan Trust,
Series 2005-J06, Class 2A1
5.500%	07/25/25	2	$1,433
Angel Oak Mortgage Trust I LLC,
Series 2019-01, Class A2, 144A
4.022%(cc)	11/25/48	—(r)	87
Banc of America Funding Trust,
Series 2006-01, Class 2A1
5.500%	01/25/36	4	3,439
Series 2006-D, Class 5A2
3.380%(cc)	05/20/36	4	3,481
Series 2014-R07, Class 2A1, 144A, 1 Month LIBOR + 0.140% (Cap N/A, Floor 0.140%)
4.985%(c)	09/26/36	6	5,784
Banc of America Mortgage Trust,
Series 2004-D, Class 2A1
3.042%(cc)	05/25/34	—	556
Series 2004-D, Class 2A2
3.042%(cc)	05/25/34	5	4,449
Countrywide Home Loan Mortgage Pass-Through Trust,
Series 2007-05, Class A6, 1 Month LIBOR + 0.350% (Cap 7.000%, Floor 0.350%)
5.195%(c)	05/25/37	13	4,951
Credit Suisse First Boston Mortgage Securities Corp.,
Series 2005-05, Class 1A1
5.000%	07/25/20	2	2,274
Credit Suisse First Boston Mortgage-Backed Pass-Through Certificates,
Series 2004-AR05, Class 7A2
2.653%(cc)	06/25/34	—(r)	123
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust,
Series 2005-01, Class 2A1
3.975%(cc)	02/25/20	1	1,331
GMACM Mortgage Loan Trust,
Series 2003-J10, Class A1
4.750%	01/25/19	4	3,879
GSR Mortgage Loan Trust,
Series 2006-02F, Class 2A1
5.750%	02/25/36	10	8,637
HarborView Mortgage Loan Trust,
Series 2004-09, Class 2A
5.424%(cc)	12/19/34	4	3,462
JPMorgan Mortgage Trust,
Series 2004-S01, Class 3A1
5.500%	09/25/34	7	7,724
Series 2006-A02, Class 5A1
4.184%(cc)	11/25/33	7	6,301
Towd Point Mortgage Trust,
Series 2015-03, Class A4B, 144A
3.500%(cc)	03/25/54	2	1,628
Washington Mutual Mortgage Pass-Through Certificates Trust,
Series 2005-07, Class 1A2, 1 Month LIBOR + 0.450% (Cap 9.500%, Floor 0.450%)
5.295%(c)	09/25/35	4	3,518

Total Residential Mortgage-Backed Securities (cost $71,864)			63,057

A10

AST J.P. MORGAN TACTICAL PRESERVATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Treasury Obligations — 2.3%
U.S. Treasury Notes
0.375%	01/31/26	3,000	$2,723,438
0.875%	01/31/24(a)(k)	82,432	79,827,117
1.500%	02/15/25	6,400	6,096,250
4.000%	02/15/26	6,100	6,125,734
4.125%	01/31/25(a)	4,150	4,149,027
4.625%	03/15/26	6,000	6,136,875

Total U.S. Treasury Obligations (cost $105,024,958)			105,058,441

Total Long-Term Investments (cost $3,727,378,761)			3,819,945,198

	Shares
Short-Term Investments — 19.0%
Affiliated Mutual Funds — 14.1%
PGIM Core Ultra Short Bond Fund(wd)	550,607,593	550,607,593
PGIM Institutional Money Market Fund (cost $98,659,427; includes $98,316,159 of cash collateral for securities on loan)(b)(wd)	98,694,137	98,644,790

Total Affiliated Mutual Funds (cost $649,267,020)		649,252,383

Interest Rate	Maturity Date	Principal Amount (000)#
Certificates of Deposit — 0.1%
Barclays Bank PLC
—%	12/07/23	395	395,332
Cooperatieve Rabobank UA
2.800%	05/17/23	612	610,228
Skandinaviska Enskilda Banken AB
—%	06/01/23	750	747,116
Standard Chartered Bank
—%	05/26/23	693	690,608
4.020%	08/11/23	450	447,931
5.230%	10/05/23	1,000	998,948
Toronto-Dominion Bank (The)
2.900%	06/01/23	691	688,422

Total Certificates of Deposit (cost $4,591,170)				4,578,585
Commercial Paper(n) — 4.1%
3M Corp.
5.552%	03/28/33	1,245	1,216,891
Alimentation Couche-Tard, Inc.
4.933%	04/11/23	1,900	1,896,975
Ameren Corp.
4.983%	04/10/23	979	977,601
American Electric Power Co., Inc.
5.285%	06/15/35	450	442,283
American Honda Finance Corp.
—%	04/10/23	455	454,346
5.011%	05/05/23	1,950	1,939,882
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Commercial Paper(n) (continued)
ASB Bank Ltd.
4.102%	08/18/23	294	$288,192
AT&T Inc.
5.684%	12/20/23	1,543	1,478,921
Australia & New Zealand Banking Group Ltd.
5.392%	09/12/23	269	262,552
5.521%	11/22/23	298	287,871
Banco del Estado de Chile
5.219%	07/18/23	4,000	3,936,780
Banco Santander SA
5.202%	06/26/23	1,250	1,234,817
5.633%	02/22/24	3,469	3,306,100
BASF SE
5.604%	12/01/23	1,759	1,694,333
BMO Financial Group
5.552%	11/06/23	502	486,164
BPCE SA
5.326%	11/07/23	3,400	3,291,715
Canadian Imperial Bank of Commerce
3.811%	07/26/23	893	878,306
Citigroup Global Markets Inc.
5.149%	08/07/23	1,250	1,227,008
5.430%	01/08/24	720	690,149
5.521%	11/27/23	3,617	3,487,916
Cooperatieve Rabobank UA
5.084%	10/20/23	2,050	1,990,664
Credit Agricole Corporate & Investment Bank SA
4.889%	05/24/23	2,300	2,282,916
Credit Industrial Et Commercial SA
5.034%	07/19/23	1,300	1,279,877
Dexia SA
4.762%	04/20/23	2,500	2,493,283
DNB Bank ASA
5.091%	10/13/23	800	778,344
5.126%	03/01/28	1,250	1,216,708
5.505%	02/23/24	3,900	3,719,724
DZ Bank AG Deutsche Zentral
5.003%	07/27/23	2,304	2,265,855
E.ON AG
5.081%	04/03/23	510	509,784
EIDP Inc.,
5.038%	04/17/23	3,900	3,890,388
Enbridge, Inc.
5.036%	04/21/23	1,900	1,894,033
Export Development Canada
4.816%	06/27/23	4,000	3,951,610
Export Development Corp.
4.941%	07/12/23	7,800	7,689,532
Federation des caisses Desjardins du Quebec
4.756%	04/11/23	2,500	2,496,287
5.427%	08/08/23	7,800	7,645,603
Fidelity National Information Services, Inc.
5.616%	04/11/23	1,500	1,497,648
First Abu Dhabi Bank PJSC
4.849%	04/27/23	7,800	7,771,692
Glencore Funding LLC
5.150%	05/16/23	2,900	2,880,349

A11

AST J.P. MORGAN TACTICAL PRESERVATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Commercial Paper(n) (continued)
Groupe BPCE
5.242%	10/06/23	1,850	$1,799,466
GTA Funding LLC
5.058%	06/26/23	4,000	3,949,878
HSBC USA, Inc.
5.431%	10/20/23	2,050	1,988,364
ING U.S. Funding LLC
5.140%	10/16/23	2,050	1,991,505
5.147%	08/03/23	1,250	1,227,713
5.273%	09/21/23	400	390,028
5.501%	09/11/23	2,937	2,868,255
KFW
4.912%	07/17/23	2,500	2,463,317
Korea Development Bank
5.016%	07/07/23	2,500	2,465,931
Lloyds Bank Corporate Markets PLC
5.000%	07/21/23	2,050	2,017,716
5.355%	11/10/23	3,400	3,290,520
LMA Americas LLC
5.157%	07/06/23	1,250	1,231,479
LVMH Moet Hennessy Louis Vuitton Inc.
5.085%	09/06/23	3,900	3,810,172
5.150%	08/21/23	3,900	3,820,311
Macquarie Bank Ltd.
5.489%	11/15/23	500	483,432
Macquarie Group Ltd.
5.305%	11/09/23	3,500	3,386,871
Natwest PLC
5.633%	02/06/24	3,273	3,114,888
Nederlandse Waterschapsbank N.V.
5.036%	10/11/23	7,800	7,583,360
Nordea Bank Abp
5.444%	11/16/23	364	352,070
Nutrien Ltd.
4.983%	04/10/23	1,000	998,566
Ontario Teachers’ Finance Trust
5.302%	11/17/23	7,800	7,545,396
Province of British Columbia
4.771%	05/25/23	7,800	7,742,204
PSP Capital, Inc.
5.125%	08/29/23	2,000	1,955,774
5.391%	11/28/23	5,850	5,644,252
Rabobank
5.191%	10/31/23	1,102	1,068,434
5.207%	08/14/23	619	606,971
Royal Bank of Canada
4.796%	04/25/23	1,000	996,653
5.533%	12/08/23	400	385,474
5.610%	11/21/23	258	249,251
Skandinaviska Enskilda Banken AB
5.052%	07/13/23	2,500	2,463,362
5.142%	10/25/23	2,050	1,988,610
Societe Generale North America
5.178%	09/15/23	1,100	1,073,019
Societe Generale SA
5.444%	12/15/23	440	423,583
5.455%	02/12/24	2,462	2,350,217
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Commercial Paper(n) (continued)
5.456%	04/14/33	860	$821,299
Standard Chartered Bank
5.578%	02/21/24	2,700	2,571,808
Suncor Energy, Inc.
5.048%	04/03/23	250	249,894
Telus Corp.
4.908%	04/24/23	1,025	1,021,410
Thunder Bay Funding LLC
5.457%	12/07/23	3,000	2,891,631
Toronto-Dominion Bank (The)
4.955%	06/02/23	3,000	2,974,186
5.315%	10/23/23	1,250	1,212,927
Toyota Industries Commercial Finance, Inc.
4.017%	06/09/23	399	395,115
TransCanada Pipelines Ltd.
5.548%	08/11/23	1,444	1,414,093
Virginia Electric and Power Co., Inc.
4.851%	04/10/23	3,900	3,894,550
Westpac Banking Corp.
5.229%	10/10/23	1,250	1,215,629

Total Commercial Paper (cost $188,215,360)			188,122,683
U.S. Government Agency Obligations — 0.3%
Federal Home Loan Bank
5.185%(s)	02/01/24	7,800	7,486,057
4.990%(s)	02/06/24	4,350	4,172,872

Total U.S. Government Agency Obligations (cost $11,643,977)			11,658,929
U.S. Treasury Obligation — 0.4%
U.S. Treasury Bills
4.735%(s)	05/25/23(a)	19,700	19,568,507
(cost $19,561,744)

Total Short-Term Investments (cost $873,279,271)			873,181,087

TOTAL INVESTMENTS—102.2% (cost $4,600,658,032)			4,693,126,285

Liabilities in excess of other assets(z) — (2.2)%			(102,658,018)

Net Assets — 100.0%			$4,590,468,267

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:
AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
JPY	Japanese Yen
SEK	Swedish Krona
SGD	Singapore Dollar

A12

AST J.P. MORGAN TACTICAL PRESERVATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
ABX	Asset-Backed Securities Index
ADR	American Depositary Receipt
BARC	Barclays Bank PLC
BOA	Bank of America, N.A.
CITI	Citibank, N.A.
CSI	Credit Suisse International
CVT	Convertible Security
EAFE	Europe, Australasia, Far East
FTSE	Financial Times Stock Exchange
GDR	Global Depositary Receipt
GMTN	Global Medium Term Note
HSBC	HSBC Bank PLC
ING	ING Financial Markets LLC
LIBOR	London Interbank Offered Rate
LP	Limited Partnership
M	Monthly payment frequency for swaps
ML	Merrill Lynch International
MSCI	Morgan Stanley Capital International
MTN	Medium Term Note
NVDR	Non-voting Depositary Receipt
OTC	Over-the-counter
PJSC	Public Joint-Stock Company
PRFC	Preference Shares
Q	Quarterly payment frequency for swaps
RBC	Royal Bank of Canada
REITs	Real Estate Investment Trust
S&P	Standard & Poor’s
SOFR	Secured Overnight Financing Rate
SSB	State Street Bank & Trust Company
STOXX	Stock Index of the Eurozone
TOPIX	Tokyo Stock Price Index
UTS	Unit Trust Security
XASX	Australian Stock Exchange
XJSE	Johannesburg Stock Exchange

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $1,783,033 and 0.0% of net assets.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $97,200,418; cash collateral of $98,316,159 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at March 31, 2023.
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of March 31, 2023. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(n)	Rate shown reflects yield to maturity at purchased date.
(r)	Principal or notional amount is less than $500 par.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(wd)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as the manager/co-manager of the underlying portfolios in which the Portfolio invests.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:
Futures contracts outstanding at March 31, 2023:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
8,504	10 Year U.S. Treasury Notes	Jun. 2023	$977,295,668	$27,692,728
331	Euro Currency	Jun. 2023	45,113,231	738,217
491	FTSE 100 Index	Jun. 2023	46,269,240	(515,418)
176	XAV Health Care Index	Jun. 2023	23,216,160	756,444
304	XAK Technology Index	Jun. 2023	46,688,320	2,101,394
506	Japanese Yen Currency	Jun. 2023	48,212,313	1,018,779
1,846	Mini MSCI EAFE Index	Jun. 2023	193,506,950	5,156,672
2,079	S&P 500 E-Mini Index	Jun. 2023	430,119,113	16,180,524
				53,129,340
A13

AST J.P. MORGAN TACTICAL PRESERVATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
Futures contracts outstanding at March 31, 2023 (continued):
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Short Positions:
1,964	Euro STOXX 50 Index	Jun. 2023	$90,757,510	$47,954
226	XAI Emini Industry Index	Jun. 2023	23,232,800	(56,500)
310	XAY Consumer Discretionary Index	Jun. 2023	47,213,000	(2,179,570)
4,073	Mini MSCI Emerging Markets Index	Jun. 2023	202,733,575	(8,489,857)
968	Russell 2000 E-Mini Index	Jun. 2023	87,773,400	807,281
278	S&P Mid Cap 400 E-Mini Index	Jun. 2023	70,325,660	422,138
253	S&P/TSX 60 Index	Jun. 2023	45,272,305	36,893
634	TOPIX Index	Jun. 2023	95,667,031	306,793
				(9,104,868)
				$44,024,472
Forward foreign currency exchange contracts outstanding at March 31, 2023:
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Australian Dollar,
Expiring 05/01/23	ML	AUD	14,439	$10,284,904	$9,662,400	$—	$(622,504)
Expiring 05/01/23	ML	AUD	9,577	6,768,242	6,409,069	—	(359,173)
Expiring 05/01/23	ML	AUD	4,017	2,795,493	2,687,961	—	(107,532)
British Pound,
Expiring 05/02/23	BARC	GBP	1,345	1,593,630	1,660,217	66,587	—
Expiring 05/02/23	CITI	GBP	1,879	2,253,932	2,319,402	65,470	—
Expiring 05/02/23	CITI	GBP	948	1,138,421	1,169,797	31,376	—
Expiring 05/02/23	ML	GBP	1,753	2,113,018	2,164,528	51,510	—
Expiring 05/02/23	RBC	GBP	2,722	3,380,626	3,360,035	—	(20,591)
Expiring 05/02/23	RBC	GBP	1,283	1,538,350	1,584,156	45,806	—
Expiring 05/02/23	SSB	GBP	3,930	4,874,024	4,851,237	—	(22,787)
Expiring 05/02/23	SSB	GBP	1,635	2,034,065	2,018,812	—	(15,253)
Canadian Dollar,
Expiring 05/01/23	ML	CAD	24,524	18,360,943	18,153,932	—	(207,011)
Danish Krone,
Expiring 05/01/23	CITI	DKK	4,140	606,694	603,914	—	(2,780)
Euro,
Expiring 05/02/23	ML	EUR	3,923	4,146,807	4,261,681	114,874	—
Expiring 05/02/23	RBC	EUR	3,966	4,245,482	4,309,343	63,861	—
Expiring 05/02/23	RBC	EUR	3,356	3,559,213	3,646,640	87,427	—
Expiring 05/02/23	RBC	EUR	1,267	1,350,240	1,376,481	26,241	—
Expiring 05/02/23	SSB	EUR	6,641	7,281,809	7,215,532	—	(66,277)
Expiring 05/02/23	SSB	EUR	4,756	5,069,120	5,167,339	98,219	—
Expiring 05/02/23	SSB	EUR	4,402	4,679,323	4,782,718	103,395	—
Expiring 05/02/23	SSB	EUR	1,082	1,152,981	1,175,530	22,549	—
Hong Kong Dollar,
Expiring 05/02/23	RBC	HKD	6,970	892,877	889,402	—	(3,475)
Japanese Yen,
Expiring 05/01/23	ML	JPY	794,331	6,187,187	6,012,745	—	(174,442)
Expiring 05/01/23	RBC	JPY	203,085	1,504,449	1,537,266	32,817	—
Expiring 05/01/23	RBC	JPY	141,350	1,065,188	1,069,962	4,774	—
Expiring 05/01/23	RBC	JPY	124,436	913,083	941,924	28,841	—
Expiring 05/01/23	SSB	JPY	1,557,454	12,131,340	11,789,259	—	(342,081)
Expiring 05/01/23	SSB	JPY	159,100	1,181,794	1,204,317	22,523	—
Singapore Dollar,
Expiring 05/02/23	RBC	SGD	2,968	2,260,075	2,232,632	—	(27,443)
A14

AST J.P. MORGAN TACTICAL PRESERVATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
Forward foreign currency exchange contracts outstanding at March 31, 2023 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Swedish Krona,
Expiring 05/02/23	CITI	SEK	8,616	$829,353	$831,604	$2,251	$—
Expiring 05/02/23	RBC	SEK	14,522	1,383,394	1,401,711	18,317	—
Expiring 05/02/23	SSB	SEK	9,776	912,554	943,616	31,062	—
Swiss Franc,
Expiring 05/02/23	ML	CHF	14,045	15,362,061	15,403,571	41,510	—
				$133,850,672	$132,838,733	959,410	(1,971,349)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
British Pound,
Expiring 05/02/23	ML	GBP	585	$692,399	$721,644	$—	$(29,245)
Expiring 05/02/23	RBC	GBP	443	549,075	546,747	2,328	—
Expiring 05/02/23	SSB	GBP	9,975	12,294,034	12,313,105	—	(19,071)
Canadian Dollar,
Expiring 05/01/23	CITI	CAD	8,620	6,320,927	6,380,959	—	(60,032)
Expiring 05/01/23	RBC	CAD	4,910	3,615,994	3,634,756	—	(18,762)
Danish Krone,
Expiring 05/01/23	CITI	DKK	31,566	4,647,344	4,604,582	42,762	—
Euro,
Expiring 05/02/23	CITI	EUR	863	918,063	937,183	—	(19,120)
Expiring 05/02/23	ML	EUR	7,001	7,424,243	7,605,786	—	(181,543)
Expiring 05/02/23	SSB	EUR	16,119	17,625,060	17,512,696	112,364	—
Expiring 05/02/23	SSB	EUR	2,223	2,367,780	2,415,380	—	(47,600)
Hong Kong Dollar,
Expiring 05/02/23	ML	HKD	13,589	1,734,195	1,733,985	210	—
Japanese Yen,
Expiring 05/01/23	CITI	JPY	647,401	4,900,429	4,900,543	—	(114)
Expiring 05/01/23	CITI	JPY	596,308	4,388,971	4,513,794	—	(124,823)
Swedish Krona,
Expiring 05/02/23	CITI	SEK	46,229	4,329,678	4,462,155	—	(132,477)
Expiring 05/02/23	ML	SEK	99,942	9,802,472	9,646,592	155,880	—
Expiring 05/02/23	ML	SEK	15,700	1,512,649	1,515,436	—	(2,787)
				$83,123,313	$83,445,343	313,544	(635,574)
						$1,272,954	$(2,606,923)
Cross currency exchange contracts outstanding at March 31, 2023:
Settlement	Type	Notional Amount (000)		In Exchange For (000)		Unrealized Appreciation	Unrealized Depreciation	Counterparty
OTC Cross Currency Exchange Contracts:
05/02/23	Buy	CAD	15,201	EUR	10,401	$—	$(47,507)	ML
05/02/23	Buy	CHF	5,073	GBP	4,493	17,116	—	CITI
						$17,116	$(47,507)
A15

AST J.P. MORGAN TACTICAL PRESERVATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
Credit default swap agreements outstanding at March 31, 2023:
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on credit indices - Buy Protection(1):
ABX.HE.AAA	05/25/46	0.110%(Q)	190	$503	$—	$503	BARC
ABX.HE.AAA	05/25/46	0.110%(Q)	170	450	—	450	CSI
ABX.HE.AAA	05/25/46	0.110%(Q)	150	397	—	397	BOA
ABX.HE.AAA	05/25/46	0.110%(Q)	90	238	—	238	CSI
ABX.HE.AAA	05/25/46	0.110%(M)	70	185	—	185	BOA
CMBX.NA.BBB-	02/17/51	5.000%(M)	350	61	—	61	CITI
				$1,834	$—	$1,834
The Portfolio entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.
(1)	If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Portfolio is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
A16